SCHEDULE OF LOSS BEFORE TAXATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LossBeforeTaxationLineItems [Line Items]
Cost of inventories recognized as expense	[1]		$ 1,067	$ 6,129
Depreciation expenses		178	51	40
Amortization of land use rights
Right-of-use asset amortization charge		235	603	1,970
– Audit fees		432	292	298
Total employee benefit expenses		5,754	3,010	1,826
Director [Member]
LossBeforeTaxationLineItems [Line Items]
– salaries and related cost		48	60	241
– retirement scheme contribution		5	3	2
– share-based payments		888	994
Key management personnel [member]
LossBeforeTaxationLineItems [Line Items]
– salaries and related cost		443	192	106
– retirement scheme contribution		59	18	2
– share-based payments		3,248	857	305
Research and development personnel [member]
LossBeforeTaxationLineItems [Line Items]
– salaries and related cost		84	60	65
– retirement scheme contribution				12
Other personnel [member]
LossBeforeTaxationLineItems [Line Items]
– salaries and related cost		904	741	905
– retirement scheme contribution		$ 75	$ 85	$ 188

[1]	Cost of inventories recognized as expense for discontinued operation included staff costs of USD nil, USD 23,000 and USD 377,000, retirement scheme contributions of USD nil, USD 5,000 and USD 82,643, depreciation and amortization expense of USD nil, USD nil and USD nil, right-of-use asset depreciation/operating lease charges of USD nil, USD 603,000 and USD 1,902,000, and (reversal of ) / write-down of inventories of USD nil, USD nil and USD (601,000) for the years ended December 31, 2024, 2023, and 2022, respectively, which amounts were also included in the respective total amounts disclosed separately for each of these types of expenses.